Income Taxes (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)
Income Tax Note [Line Items]
Statutory tax rate		26.00%	26.00%
Current and deferred income tax relating to items charged directly to equity			$ 109
New MFC
Income Tax Note [Line Items]
Statutory tax rate	0.00%